Investments in Equity Accounted Investees - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates and joint ventures [Line Items]
Dividends received from a joint venture and equity method investees	₩ 15,200	₩ 4,461	₩ 4,068
WooRee E&L Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Market value for Controlling Company's investments	7,106
YAS Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Market value for Controlling Company's investments	21,320
AVATEC Co., Ltd. [member]
Disclosure of associates and joint ventures [Line Items]
Market value for Controlling Company's investments	₩ 29,160